Wilmington Global Alpha Equities Fund
PORTFOLIO OF INVESTMENTS
January 31, 2026 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS − 94.0%
AEROSPACE & DEFENSE − 1.7%
BAE Systems PLC	38,365	$1,036,286
General Dynamics Corp.	888	311,768
Hanwha Aerospace Co. Ltd.*	819	739,683
HEICO Corp.	166	54,931
HEICO Corp., Class A	261	66,448
Lockheed Martin Corp.	905	573,969
Rheinmetall AG	256	540,596
Safran SA	2,179	777,446
TOTAL AEROSPACE & DEFENSE		$4,101,127
AIR FREIGHT & LOGISTICS − 1.1%
C.H. Robinson Worldwide, Inc.	4,196	818,010
DSV A/S	3,628	1,018,663
Expeditors International of Washington, Inc.	3,836	615,831
United Parcel Service, Inc., Class B	2,040	216,689
Yamato Holdings Co. Ltd.	6,055	79,052
TOTAL AIR FREIGHT & LOGISTICS		$2,748,245
AUTOMOBILE COMPONENTS − 0.8%
Aumovio SE*	1,136	54,832
Brembo NV	4,956	59,568
Bridgestone Corp.	8,034	180,916
Continental AG	1,194	94,316
Denso Corp.	9,217	127,630
Fuyao Glass Industry Group Co. Ltd., Class H	43,496	372,206
Hankook Tire & Technology Co. Ltd.	1,502	66,262
Hesai Group, ADR*	4,245	101,328
Hyundai Mobis Co. Ltd.	430	134,132
Koito Manufacturing Co. Ltd.	9,270	144,686
Minth Group Ltd.	31,000	145,950
Stanley Electric Co. Ltd.	4,117	81,005
Sumitomo Rubber Industries Ltd.	3,219	51,792
Tachi-S Co. Ltd.	3,041	41,343
Tokai Rika Co. Ltd.	2,810	56,832
Toyota Boshoku Corp.	5,800	97,141
TS Tech Co. Ltd.	4,726	57,976
Valeo SE	5,284	74,033
TOTAL AUTOMOBILE COMPONENTS		$1,941,948
AUTOMOBILES − 1.4%
Honda Motor Co. Ltd.	36,298	364,716
Isuzu Motors Ltd.	59,548	956,169
Mercedes-Benz Group AG	4,788	327,985
Nissan Motor Co. Ltd.*	27,548	67,161
Renault SA	2,142	80,944
Subaru Corp.	5,569	119,721
Suzuki Motor Corp.	13,270	180,623
Tesla, Inc.*	1,942	835,856
Toyota Motor Corp.	25,125	568,868
TOTAL AUTOMOBILES		$3,502,043
Description	Number of Shares	Value
BANKS − 9.0%
77 Bank Ltd. (The)	1,727	$94,362
ABN AMRO Bank NV	8,234	303,151
AIB Group PLC*	21,312	238,728
Banco Bradesco SA, ADR	66,868	270,815
Bank Central Asia Tbk PT	1,762,300	776,945
Bank Leumi Le-Israel BM	28,716	692,319
Bank Negara Indonesia Persero Tbk PT	394,494	105,527
Bank of America Corp.	17,107	910,092
Bank of Ireland Group PLC	11,817	240,155
Bank of Nova Scotia (The)	10,116	756,295
Bank of Nova Scotia (The)	3,608	269,590
BDO Unibank, Inc.	35,463	81,309
BNP Paribas SA	3,482	376,418
BPER Banca SpA	14,445	202,986
Chiba Bank Ltd. (The)	15,210	204,818
Dah Sing Financial Holdings Ltd.	8,168	39,522
DNB Bank ASA	18,474	530,788
Erste Group Bank AG	7,259	942,188
FinecoBank Banca Fineco SpA	72,357	1,916,923
First Citizens BancShares, Inc., Class A	174	360,105
HDFC Bank Ltd., ADR	31,809	1,029,975
HSBC Holdings PLC	44,633	785,040
ICICI Bank Ltd., ADR	5,988	175,389
iM Financial Group Co. Ltd.	6,824	73,483
ING Groep NV	10,204	300,206
Itau Unibanco Holding SA, ADR	64,692	555,704
Kasikornbank PCL	27,264	163,766
Kasikornbank PCL, NVDR	11,062	66,094
KB Financial Group, Inc., ADR	1,545	145,184
KBC Group NV	6,380	899,185
Mebuki Financial Group, Inc.	16,097	121,019
Mitsubishi UFJ Financial Group, Inc.	16,318	295,708
Mizuho Financial Group, Inc.	31,189	1,366,988
OTP Bank Nyrt	3,688	464,635
Resona Holdings, Inc.	28,716	332,045
Royal Bank of Canada	4,699	782,402
Sberbank of Russia PJSC, ADR*,(1)	3,982	—
Security Bank Corp.	18,687	20,645
Shiga Bank Ltd. (The)	1,030	52,512
Shinhan Financial Group Co. Ltd., ADR	4,559	265,927
Societe Generale SA	14,116	1,234,851
Standard Chartered PLC	19,331	492,528
Sumitomo Mitsui Trust Group, Inc.	22,238	735,423
Tochigi Bank Ltd. (The)	11,060	59,745
Truist Financial Corp.	10,163	522,581
UniCredit SpA	10,983	956,223
Wells Fargo & Co.	5,453	493,442
TOTAL BANKS		$21,703,736
BEVERAGES − 0.9%
Ambev SA	52,878	149,106
 January 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS
Wilmington Global Alpha Equities Fund (continued)
Description	Number of Shares	Value
Asahi Group Holdings Ltd.	25,035	$260,849
Brown-Forman Corp., Class B	7,298	199,746
Cia Cervecerias Unidas SA	11,510	84,512
Coca-Cola Co. (The)	263	19,675
Coca-Cola Europacific Partners PLC	570	52,269
Coca-Cola Icecek AS	11,934	19,731
Diageo PLC	4,864	111,515
Embotelladora Andina SA, Class B, ADR	1,737	54,577
Heineken Holding NV	962	71,041
Heineken NV	4,314	354,577
Kirin Holdings Co. Ltd.	7,356	113,696
Monster Beverage Corp.*	1,768	142,784
PepsiCo., Inc.	1,085	166,689
Pernod Ricard SA	3,202	284,965
Suntory Beverage & Food Ltd.	2,279	71,760
Tsingtao Brewery Co. Ltd., Class H	10,878	68,899
TOTAL BEVERAGES		$2,226,391
BIOTECHNOLOGY − 1.4%
AbbVie, Inc.	4,842	1,079,814
Argenx SE, ADR*	811	681,646
Duality Biotherapeutics, Inc.*	2,177	91,905
Gilead Sciences, Inc.	2,751	390,505
Keymed Biosciences, Inc.*	8,191	58,349
Natera, Inc.*	1,970	455,346
United Therapeutics Corp.*	1,135	532,871
TOTAL BIOTECHNOLOGY		$3,290,436
BROADLINE RETAIL − 2.4%
Alibaba Group Holding Ltd.	59,453	1,287,675
Alibaba Group Holding Ltd., ADR	2,560	434,074
Amazon.com, Inc.*	14,115	3,377,720
ASKUL Corp.	13,737	121,162
JD.com, Inc., Class A	5,401	77,709
Pan Pacific International Holdings Corp.	45,070	266,733
PDD Holdings, Inc., ADR*	879	88,823
Seria Co. Ltd.	3,490	83,213
TOTAL BROADLINE RETAIL		$5,737,109
BUILDING PRODUCTS − 0.8%
AGC, Inc.	3,235	119,128
Assa Abloy AB, Class B	13,017	525,941
Belimo Holding AG	73	79,794
Cie de Saint-Gobain SA	1,647	162,468
Geberit AG	212	161,691
Lennox International, Inc.	578	286,156
Masco Corp.	3,880	256,429
Trane Technologies PLC	573	240,993
TOTAL BUILDING PRODUCTS		$1,832,600
CAPITAL MARKETS − 3.4%
Ares Management Corp., Class A	3,690	552,282
Blackrock, Inc.	384	429,673
Cboe Global Markets, Inc.	402	106,554
CME Group, Inc.	1,219	352,364
CSC Financial Co. Ltd., Class H	188,820	304,786
Daiwa Securities Group, Inc.	5,128	49,819
Deutsche Boerse AG	802	202,774
Description	Number of Shares	Value
Evercore, Inc., Class A	1,057	$373,407
Goldman Sachs Group, Inc. (The)	420	392,872
Hong Kong Exchanges & Clearing Ltd.	9,858	545,388
Houlihan Lokey, Inc.	1,953	328,729
ICG PLC	17,757	441,005
Interactive Brokers Group, Inc., Class A	6,989	523,336
Intercontinental Exchange, Inc.	3,839	667,142
Japan Exchange Group, Inc.	8,780	95,709
KKR & Co., Inc.	1,981	226,349
London Stock Exchange Group PLC	2,120	235,611
Moody's Corp.	327	168,588
Nasdaq, Inc.	7,516	728,225
Partners Group Holding AG	122	165,707
S&P Global, Inc.	856	451,788
Schroders PLC	5,381	33,252
T Rowe Price Group, Inc.	855	90,357
Tradeweb Markets, Inc., Class A	431	44,423
UBS Group AG	16,661	784,288
TOTAL CAPITAL MARKETS		$8,294,428
CHEMICALS − 2.2%
ADEKA Corp.	4,530	134,208
Aica Kogyo Co. Ltd.	7,755	175,886
Air Liquide SA	1,083	202,753
Arkema SA	1,786	107,651
Asahi Kasei Corp.	12,424	120,379
BASF SE	3,836	208,980
China BlueChemical Ltd., Class H	85,413	29,739
Dow, Inc.	2,692	74,165
Ecolab, Inc.	627	176,808
Element Solutions, Inc.	8,594	250,085
EMS-Chemie Holding AG	52	40,427
Evonik Industries AG	6,034	93,696
Fujimi, Inc.	4,539	80,069
Fuso Chemical Co. Ltd.	5,082	244,314
Givaudan SA	11	42,517
KH Neochem Co. Ltd.	10,429	171,301
Linde PLC	1,218	556,590
Lintec Corp.	3,832	117,986
LyondellBasell Industries NV, Class A	942	46,158
Mitsubishi Gas Chemical Co., Inc.	12,052	238,532
Nippon Sanso Holdings Corp.	4,851	146,947
Nippon Shokubai Co. Ltd.	5,490	78,930
Nippon Soda Co. Ltd.	5,406	128,723
Nissan Chemical Corp.	4,989	171,598
Nutrien Ltd.	1,984	136,678
Sherwin-Williams Co. (The)	883	313,147
Shin-Etsu Chemical Co. Ltd.	16,776	555,984
Sika AG	1,347	258,405
Symrise AG	3,392	285,711
Valqua Ltd.	4,397	123,875
Wacker Chemie AG	813	66,157
TOTAL CHEMICALS		$5,378,399
COMMERCIAL SERVICES & SUPPLIES − 1.2%
Cintas Corp.	2,782	532,447
Clean Harbors, Inc.*	2,926	760,497
Copart, Inc.*	9,368	380,153
January 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)
Description	Number of Shares	Value
Daiseki Co. Ltd.	4,446	$99,687
Elis SA	15,983	464,164
Prosegur Cia de Seguridad SA	14,164	47,262
Secom Co. Ltd.	4,481	163,854
Waste Connections, Inc.	2,817	472,129
TOTAL COMMERCIAL SERVICES & SUPPLIES		$2,920,193
COMMUNICATIONS EQUIPMENT − 0.7%
Arista Networks, Inc.*	4,040	572,630
Cisco Systems, Inc.	10,847	849,537
Nokia OYJ	32,129	206,568
Telefonaktiebolaget LM Ericsson, Class B	16,940	183,825
TOTAL COMMUNICATIONS EQUIPMENT		$1,812,560
CONSTRUCTION & ENGINEERING − 0.3%
Bouygues SA	1,424	76,987
Ferrovial SE	1,590	107,466
Fugro NV	1,499	20,700
JGC Holdings Corp.	13,558	189,449
Obayashi Corp.	9,776	220,270
Vinci SA	1,456	209,089
TOTAL CONSTRUCTION & ENGINEERING		$823,961
CONSTRUCTION MATERIALS − 0.6%
Amrize Ltd.*	9,952	522,028
Holcim AG*	3,727	383,475
Imerys SA	1,284	39,937
James Hardie Industries PLC*	12,363	284,225
Semen Indonesia Persero Tbk PT	267,322	39,019
Taiheiyo Cement Corp.	1,846	50,564
Vicat SACA	600	55,617
TOTAL CONSTRUCTION MATERIALS		$1,374,865
CONSUMER FINANCE − 0.3%
American Express Co.	838	295,118
Credit Acceptance Corp.*	874	435,462
Vanquis Banking Group PLC*	9,140	14,883
TOTAL CONSUMER FINANCE		$745,463
CONSUMER STAPLES DISTRIBUTION & RETAIL − 1.1%
Carrefour SA	8,419	138,116
Costco Wholesale Corp.	475	446,619
J Sainsbury PLC	24,660	108,114
Koninklijke Ahold Delhaize NV	5,583	218,123
Performance Food Group Co.*	8,010	764,555
Tsuruha Holdings, Inc.	4,630	73,776
U.S. Foods Holding Corp.*	5,112	427,465
Walmart, Inc.	4,306	513,017
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL		$2,689,785
CONTAINERS & PACKAGING − 0.3%
Amcor PLC	8,856	391,878
Ball Corp.	3,896	221,565
International Paper Co.	527	21,249
Packaging Corp. of America	254	56,528
TOTAL CONTAINERS & PACKAGING		$691,220
DISTRIBUTORS − 0.1%
Genuine Parts Co.	530	73,665
Description	Number of Shares	Value
Pool Corp.	457	$116,119
TOTAL DISTRIBUTORS		$189,784
DIVERSIFIED REITS − 0.1%
British Land Co. PLC (The)	16,073	91,229
Land Securities Group PLC	11,768	104,748
DIVERSIFIED REITS		$195,977
DIVERSIFIED TELECOMMUNICATION SERVICES − 1.1%
BT Group PLC	70,375	184,265
Deutsche Telekom AG	14,541	485,543
Koninklijke KPN NV	96,296	468,905
KT Corp., ADR	6,432	134,557
NTT, Inc.	286,207	286,466
Orange Polska SA	24,411	79,114
Orange SA	19,323	357,769
Proximus SADP	5,555	50,603
Singapore Telecommunications Ltd.	117,642	424,477
Swisscom AG	154	126,200
Telefonica Brasil SA	20,763	147,238
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		$2,745,137
ELECTRIC UTILITIES − 0.4%
Edison International	4,773	297,263
EDP SA	10,999	56,284
Endesa SA	1,382	50,930
Enel Americas SA	870,686	82,213
Iberdrola SA	20,923	469,360
TOTAL ELECTRIC UTILITIES		$956,050
ELECTRICAL EQUIPMENT − 0.9%
AMETEK, Inc.	879	196,878
Contemporary Amperex Technology Co. Ltd., Class H	1,766	110,995
Cosel Co. Ltd.	2,874	21,598
Hubbell, Inc.	1,089	531,367
Legrand SA	1,550	248,034
Schneider Electric SE	2,453	704,527
Toyo Tanso Co. Ltd.	2,941	102,620
Ushio, Inc.	8,064	144,335
Zumtobel Group AG	1,250	5,304
TOTAL ELECTRICAL EQUIPMENT		$2,065,658
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS − 2.2%
Alps Alpine Co. Ltd.	1,835	23,886
Amphenol Corp., Class A	8,146	1,173,676
CDW Corp.	1,810	228,766
Corning, Inc.	5,793	598,127
Flex Ltd.*	8,602	542,270
Halma PLC	2,819	136,705
Horiba Ltd.	580	68,640
Jabil, Inc.	3,284	778,932
Jeol Ltd.	1,453	58,285
Kaga Electronics Co. Ltd.	4,672	116,679
Keyence Corp.	1,339	488,325
Maruwa Co. Ltd.	405	124,672
Maxell Ltd.	4,211	60,270
Nichicon Corp.	13,302	144,572
 January 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS
Wilmington Global Alpha Equities Fund (continued)
Description	Number of Shares	Value
PAX Global Technology Ltd.	21,464	$13,545
Shimadzu Corp.	3,116	83,840
TD SYNNEX Corp.	2,746	435,708
Tong Hsing Electronic Industries Ltd.	13,024	58,147
Yokogawa Electric Corp.	2,766	91,652
TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS		$5,226,697
ENTERTAINMENT − 0.3%
Avex, Inc.	2,820	21,793
Embracer Group AB*	4,950	27,049
NetEase, Inc.	9,343	245,173
Nintendo Co. Ltd.	3,463	224,997
Universal Music Group NV	4,536	111,191
TOTAL ENTERTAINMENT		$630,203
FINANCIAL SERVICES − 1.4%
Adyen NV*	328	487,315
Berkshire Hathaway, Inc., Class B*	1,444	693,885
Fiserv, Inc.*	1,606	102,350
GMO Payment Gateway, Inc.	2,374	137,077
Groupe Bruxelles Lambert NV	593	56,163
Jack Henry & Associates, Inc.	279	50,000
Mastercard, Inc., Class A	1,648	887,926
Mitsubishi HC Capital, Inc.	14,553	126,855
Poste Italiane SpA	3,394	89,312
Visa, Inc., Class A	2,212	711,888
TOTAL FINANCIAL SERVICES		$3,342,771
FOOD PRODUCTS − 1.0%
Astral Foods Ltd.	3,271	55,442
China Mengniu Dairy Co. Ltd.	44,037	91,883
Chocoladefabriken Lindt & Spruengli AG	22	314,753
Danone SA	1,717	134,001
General Mills, Inc.	8,434	390,157
Hershey Co. (The)	568	110,618
Indofood CBP Sukses Makmur Tbk PT	163,304	77,347
J.M. Smucker Co. (The)	178	18,665
JDE Peet's NV	1,269	47,563
Kerry Group PLC, Class A	499	44,243
Kraft Heinz Co. (The)	3,171	75,280
M Dias Branco SA	17,592	82,733
Magnum Ice Cream Co. NV (The)*	1,113	19,761
Mondelez International, Inc., Class A	3,991	233,354
Nestle SA	3,390	322,007
Orkla ASA	2,142	25,400
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	238,965	16,515
Tate & Lyle PLC	15,068	77,648
Toyo Suisan Kaisha Ltd.	1,170	83,388
Ulker Biskuvi Sanayi AS	18,260	56,854
WH Group Ltd.	59,599	70,035
TOTAL FOOD PRODUCTS		$2,347,647
GAS UTILITIES − 0.7%
Atmos Energy Corp.	9,334	1,552,618
ENN Energy Holdings Ltd.	7,027	60,581
Description	Number of Shares	Value
Osaka Gas Co. Ltd.	3,352	$125,494
TOTAL GAS UTILITIES		$1,738,693
GROUND TRANSPORTATION − 0.8%
Ayvens SA	8,481	123,149
Canadian National Railway Co.	3,319	319,286
Central Japan Railway Co.	1,683	46,838
DiDi Global, Inc., ADR*	41,576	195,823
East Japan Railway Co.	4,915	123,637
Knight-Swift Transportation Holdings, Inc.	4,109	226,406
Old Dominion Freight Line, Inc.	3,610	625,252
Tokyu Corp.	2,409	27,171
U-Haul Holding Co.	2,168	111,240
West Japan Railway Co.	1,967	40,151
TOTAL GROUND TRANSPORTATION		$1,838,953
HEALTH CARE EQUIPMENT & SUPPLIES − 0.8%
Abbott Laboratories	1,385	151,380
Boston Scientific Corp.*	2,297	214,838
Coloplast A/S, Class B	936	79,630
Hoya Corp.	3,575	597,604
IDEXX Laboratories, Inc.*	246	164,933
Koninklijke Philips NV	8,251	235,999
Medtronic PLC	1,475	151,866
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	118,148	75,619
Siemens Healthineers AG	974	48,687
Straumann Holding AG	114	13,729
Stryker Corp.	226	83,521
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$1,817,806
HEALTH CARE PROVIDERS & SERVICES − 1.9%
Alfresa Holdings Corp.	5,185	83,390
As One Corp.	5,362	80,433
BML, Inc.	1,690	42,698
Cencora, Inc.	2,116	760,109
CVS Health Corp.	1,016	75,712
Elevance Health, Inc.	1,389	480,233
Fresenius SE & Co. KGaA	3,201	179,129
HCA Healthcare, Inc.	1,197	584,459
Labcorp Holdings, Inc.	626	169,972
Molina Healthcare, Inc.*	2,454	440,714
Netcare Ltd.	74,802	71,775
Ship Healthcare Holdings, Inc.	9,502	156,351
Tenet Healthcare Corp.*	2,463	466,197
UnitedHealth Group, Inc.	3,168	908,994
TOTAL HEALTH CARE PROVIDERS & SERVICES		$4,500,166
HEALTH CARE REITS − 0.3%
Alexandria Real Estate Equities, Inc.	255	13,933
Welltower, Inc.	4,082	768,886
TOTAL HEALTH CARE REITS		$782,819
HEALTH CARE TECHNOLOGY − 0.0%**
M3, Inc.	7,083	87,439
HOTELS, RESTAURANTS & LEISURE − 1.5%
Choice Hotels International, Inc.	2,781	285,887
Compass Group PLC	18,223	545,338
January 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)
Description	Number of Shares	Value
Darden Restaurants, Inc.	2,908	$579,710
Evolution AB	133	8,639
FDJ UNITED	520	13,770
Galaxy Entertainment Group Ltd.	14,332	73,017
Hyatt Hotels Corp., Class A	1,429	223,453
McDonald's Corp.	1,478	465,570
Meituan, Class B*	29,317	364,769
Sodexo SA	1,180	60,340
Texas Roadhouse, Inc.	3,279	589,761
Trip.com Group Ltd., ADR	3,996	245,234
Yum China Holdings, Inc.	1,299	64,683
Yum! Brands, Inc.	1,062	165,141
TOTAL HOTELS, RESTAURANTS & LEISURE		$3,685,312
HOUSEHOLD DURABLES − 0.8%
Coway Co. Ltd.*	696	40,327
Crest Nicholson Holdings PLC	15,768	32,860
Garmin Ltd.	580	116,951
LG Electronics, Inc.	407	28,021
Nikon Corp.	3,895	48,839
NVR, Inc.*	93	710,123
Rinnai Corp.	3,590	94,158
SEB SA	913	51,557
Sekisui House Ltd.	11,203	248,875
Sony Group Corp.	24,499	546,779
TOTAL HOUSEHOLD DURABLES		$1,918,490
HOUSEHOLD PRODUCTS − 1.1%
Henkel AG & Co. KGaA	772	63,736
Kimberly-Clark Corp.	3,698	369,763
Kimberly-Clark de Mexico SAB de CV, Class A	40,315	89,299
Procter & Gamble Co. (The)	786	119,291
Reckitt Benckiser Group PLC	24,363	2,030,897
Unicharm Corp.	2,009	12,195
TOTAL HOUSEHOLD PRODUCTS		$2,685,181
INDUSTRIAL CONGLOMERATES − 0.6%
CK Hutchison Holdings Ltd.	17,232	139,517
DCC PLC	1,923	121,989
Hikari Tsushin, Inc.	360	98,886
Hitachi Ltd.	17,200	595,821
Honeywell International, Inc.	1,174	267,109
Lifco AB, Class B	912	31,350
Sekisui Chemical Co. Ltd.	6,191	109,331
Smiths Group PLC	2,423	83,219
TOTAL INDUSTRIAL CONGLOMERATES		$1,447,222
INDUSTRIAL REITS − 0.1%
LaSalle Logiport REIT	153	155,215
INSURANCE − 5.6%
Admiral Group PLC	212	7,977
Ageas SA	3,395	241,255
AIA Group Ltd.	170,443	1,971,240
Allianz SE	754	332,298
American International Group, Inc.	3,011	225,464
Arthur J. Gallagher & Co.	2,439	608,213
ASR Nederland NV	593	43,004
Aviva PLC	15,999	139,191
Description	Number of Shares	Value
AXA SA	8,850	$403,144
Brown & Brown, Inc.	921	66,404
China Pacific Insurance Group Co. Ltd., Class H	92,474	466,389
China Reinsurance Group Corp., Class H	384,188	86,554
Dai-ichi Life Holdings, Inc.	41,856	365,794
Erie Indemnity Co., Class A	63	17,830
Gjensidige Forsikring ASA	1,485	42,219
Globe Life, Inc.	4,431	621,315
Helvetia Baloise Holding AG	150	38,069
Intact Financial Corp.	5,042	917,976
Japan Post Insurance Co. Ltd.	5,700	175,869
Mapfre SA	6,859	31,367
Markel Group, Inc.*	319	650,964
MetLife, Inc.	4,741	373,970
MS&AD Insurance Group Holdings, Inc.	11,324	287,710
Muenchener Rueckversicherungs AG	260	157,917
NN Group NV	2,809	222,354
Old Mutual Ltd.	159,935	154,452
Phoenix Group Holdings PLC	5,217	52,791
PICC Property & Casualty Co. Ltd., Class H	145,590	301,725
Progressive Corp. (The)	2,270	472,160
Prudential PLC	75,617	1,246,302
Sampo OYJ, Class A	70,903	790,022
Sun Life Financial, Inc.	2,944	185,507
Swiss Life Holding AG	20	21,898
T&D Holdings, Inc.	18,683	459,107
Talanx AG	4,110	518,845
Tokio Marine Holdings, Inc.	14,803	547,795
Tongyang Life Insurance Co. Ltd.*	3,047	14,585
Tryg A/S	2,497	60,678
Zurich Insurance Group AG	293	208,081
TOTAL INSURANCE		$13,528,435
INTERACTIVE MEDIA & SERVICES − 4.5%
Alphabet, Inc., Class A	16,840	5,691,920
Alphabet, Inc., Class C	3,085	1,044,365
Baidu, Inc., Class A*	9,384	183,546
Kakaku.com, Inc.	6,661	90,816
Meta Platforms, Inc., Class A	2,414	1,729,631
Scout24 SE	557	55,493
Tencent Holdings Ltd.	27,945	2,167,749
TOTAL INTERACTIVE MEDIA & SERVICES		$10,963,520
IT SERVICES − 1.0%
Accenture PLC, Class A	1,495	394,142
Alten SA	961	94,091
BIPROGY, Inc.	1,464	48,500
Capgemini SE	813	126,436
Cognizant Technology Solutions Corp., Class A	5,811	476,851
DTS Corp.	16,262	132,189
Future Corp.	10,449	128,013
International Business Machines Corp.	1,378	422,633
Nomura Research Institute Ltd.	1,811	55,011
Obic Co. Ltd.	4,442	123,335
Otsuka Corp.	3,737	73,938
TechMatrix Corp.	10,005	136,667
 January 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS
Wilmington Global Alpha Equities Fund (continued)
Description	Number of Shares	Value
TIS, Inc.	3,515	$102,161
TOTAL IT SERVICES		$2,313,967
LEISURE PRODUCTS − 0.2%
Bandai Namco Holdings, Inc.	5,302	137,380
Roland Corp.	4,438	109,115
Sega Sammy Holdings, Inc.	13,141	205,530
Shimano, Inc.	359	40,897
Spin Master Corp.	3,119	42,628
TOTAL LEISURE PRODUCTS		$535,550
LIFE SCIENCES TOOLS & SERVICES − 0.4%
Agilent Technologies, Inc.	587	78,570
Danaher Corp.	757	165,700
Hangzhou Tigermed Consulting Co. Ltd., Class H	4,700	33,210
ICON PLC*	2,933	528,673
Mettler-Toledo International, Inc.*	77	105,739
Thermo Fisher Scientific, Inc.	275	159,118
TOTAL LIFE SCIENCES TOOLS & SERVICES		$1,071,010
MACHINERY − 3.4%
Alfa Laval AB	910	52,858
Amada Co. Ltd.	5,100	65,233
Atlas Copco AB, Class A	13,619	280,942
Atlas Copco AB, Class B	6,674	119,993
Bodycote PLC	3,158	32,215
Daimler Truck Holding AG	3,784	183,721
Deere & Co.	868	458,304
Dover Corp.	521	104,976
Duerr AG	1,906	50,834
Epiroc AB, Class A	23,231	651,224
Fuji Corp.	5,447	134,028
Graco, Inc.	2,607	227,669
Hino Motors Ltd.*	10,992	29,547
IDEX Corp.	1,349	267,844
Kone OYJ, Class B	6,954	499,686
Kubota Corp.	12,170	186,333
MISUMI Group, Inc.	16,097	265,440
Nachi-Fujikoshi Corp.	1,703	53,865
Nordson Corp.	206	56,553
OKUMA Corp.	3,520	87,113
OSG Corp.	11,681	197,262
PACCAR, Inc.	12,031	1,478,730
Parker-Hannifin Corp.	477	446,396
Rational AG	38	30,539
Sandvik AB	11,025	435,307
Sany Heavy Industry Co. Ltd., Class H*	28,360	86,255
Schindler Holding AG	174	64,036
Schindler Holding AG	302	116,495
SKF AB, Class B	6,116	159,706
SMC Corp.	356	138,365
Snap-on, Inc.	198	72,490
Spirax Group PLC	547	54,378
Sumitomo Heavy Industries Ltd.	2,550	79,354
Tadano Ltd.	6,520	47,986
THK Co. Ltd.	4,239	125,888
Tsubakimoto Chain Co.	3,095	47,337
Description	Number of Shares	Value
VAT Group AG	188	$121,888
Weichai Power Co. Ltd., Class H	39,943	136,107
Westinghouse Air Brake Technologies Corp.	2,085	479,842
TOTAL MACHINERY		$8,126,739
MARINE TRANSPORTATION − 0.0%**
Kuehne + Nagel International AG	359	82,987
MEDIA − 0.5%
CyberAgent, Inc.	5,378	48,668
Dentsu Group, Inc.*	4,970	96,102
Hakuhodo DY Holdings, Inc.	9,250	69,034
Havas NV*	4,478	92,614
IPSOS	1,314	55,823
Megacable Holdings SAB de CV	20,133	70,677
Metropole Television SA	2,608	37,344
Nippon Television Holdings, Inc.	2,849	68,372
Omnicom Group, Inc.	4,196	323,260
Publicis Groupe SA	1,699	169,571
RTL Group SA	1,275	55,692
Television Francaise 1 SA	6,012	58,115
TV Asahi Holdings Corp.	3,849	88,789
WPP PLC	18,162	75,003
TOTAL MEDIA		$1,309,064
METALS & MINING − 0.9%
Anglo American PLC	22,401	1,044,634
APERAM SA	782	33,871
ARE Holdings, Inc.	6,666	156,355
Barrick Mining Corp.	2,833	129,494
Dowa Holdings Co. Ltd.	1,435	85,436
Ferrexpo PLC*	49,470	51,446
Maruichi Steel Tube Ltd.	8,401	83,217
Neturen Co. Ltd.	2,905	24,759
Norsk Hydro ASA	2,660	23,842
Outokumpu OYJ	17,599	99,340
Rio Tinto PLC	3,308	304,996
Yamato Kogyo Co. Ltd.	1,420	102,399
Zijin Gold International Co. Ltd.*	800	22,386
TOTAL METALS & MINING		$2,162,175
MULTI-UTILITIES − 1.4%
Dominion Energy, Inc.	6,833	411,142
Engie SA	56,168	1,671,126
National Grid PLC	27,662	467,274
Sempra	10,951	952,847
TOTAL MULTI-UTILITIES		$3,502,389
OFFICE REITS − 0.1%
Derwent London PLC	2,882	75,796
Gecina SA	342	31,397
Nippon Building Fund, Inc.	129	119,614
TOTAL OFFICE REITS		$226,807
OIL, GAS & CONSUMABLE FUELS − 3.0%
BP PLC	49,966	317,105
Chevron Corp.	749	132,498
Coterra Energy, Inc.	43,978	1,268,765
Enbridge, Inc.	7,671	374,466
January 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)
Description	Number of Shares	Value
Eni SpA	24,238	$494,912
Equinor ASA	22,185	592,030
Exxon Mobil Corp.	4,162	588,507
OMV AG	1,093	64,844
ONEOK, Inc.	1,582	125,279
Shell PLC	17,024	650,856
Targa Resources Corp.	2,345	471,298
TotalEnergies SE	22,476	1,629,154
Williams Cos., Inc. (The)	8,147	547,967
TOTAL OIL, GAS & CONSUMABLE FUELS		$7,257,681
PAPER & FOREST PRODUCTS − 0.1%
Mondi PLC	7,319	85,528
UPM-Kymmene OYJ	3,918	108,535
TOTAL PAPER & FOREST PRODUCTS		$194,063
PASSENGER AIRLINES − 0.1%
easyJet PLC	23,457	153,361
Japan Airlines Co. Ltd.	3,267	61,737
TOTAL PASSENGER AIRLINES		$215,098
PERSONAL CARE PRODUCTS − 0.8%
Kao Corp.	8,060	322,171
Kenvue, Inc.	1,369	23,821
L'Oreal SA	155	71,103
Natura Cosmeticos SA*	61,753	103,024
Unilever PLC	7,554	510,675
Unilever PLC, ADR	7,464	510,239
Unilever PLC	4,874	330,294
TOTAL PERSONAL CARE PRODUCTS		$1,871,327
PHARMACEUTICALS − 4.7%
Almirall SA	4,619	69,096
Astellas Pharma, Inc.	2,109	29,217
AstraZeneca PLC	9,558	1,778,702
Chugai Pharmaceutical Co. Ltd.	10,686	607,699
Daiichi Sankyo Co. Ltd.	16,834	308,486
Eisai Co. Ltd.	3,199	89,111
Eli Lilly & Co.	774	802,754
Genomma Lab Internacional SAB de CV, Class B	68,693	65,368
GSK PLC	24,962	640,951
Hikma Pharmaceuticals PLC	4,354	91,095
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class H*	27,482	240,799
Johnson & Johnson	4,095	930,589
Kissei Pharmaceutical Co. Ltd.	473	14,059
Kyowa Kirin Co. Ltd.	3,994	64,635
Merck & Co., Inc.	12,894	1,421,821
Merck KGaA	2,389	355,533
Novartis AG	3,134	464,678
Novo Nordisk A/S, Class B	1,869	109,627
Otsuka Holdings Co. Ltd.	5,207	310,919
Roche Holding AG	2,779	1,260,714
Sanofi SA	6,442	604,773
Shionogi & Co. Ltd.	14,757	302,654
Takeda Pharmaceutical Co. Ltd.	7,574	256,545
Description	Number of Shares	Value
UCB SA	1,691	$511,931
TOTAL PHARMACEUTICALS		$11,331,756
PROFESSIONAL SERVICES − 1.4%
Adecco Group AG*	2,765	80,906
Automatic Data Processing, Inc.	458	113,044
dip Corp.	13,227	175,295
en, Inc.	4,276	39,649
Experian PLC	8,788	331,651
Hays PLC	47,363	30,745
Intertek Group PLC	1,146	70,001
Open Up Group, Inc.	10,167	121,930
Pagegroup PLC	13,119	36,872
Paychex, Inc.	1,234	127,262
Persol Holdings Co. Ltd.	146,594	256,132
Randstad NV	2,415	86,194
Recruit Holdings Co. Ltd.	6,025	315,343
RELX PLC	9,119	321,807
SGS SA	467	56,061
SIGMAXYZ Holdings, Inc.	25,865	130,361
SThree PLC	8,251	21,903
Transcosmos, Inc.	1,720	41,900
TransUnion	13,496	1,066,454
TOTAL PROFESSIONAL SERVICES		$3,423,510
REAL ESTATE MANAGEMENT & DEVELOPMENT − 1.0%
CK Asset Holdings Ltd.	20,715	121,552
Daito Trust Construction Co. Ltd.	8,461	171,396
Daiwa House Industry Co. Ltd.	3,466	117,803
FirstService Corp.	2,758	428,207
Hulic Co. Ltd.	1,384	16,446
KE Holdings, Inc., ADR	4,165	77,969
KE Holdings, Inc., Class A	17,234	110,855
Mitsubishi Estate Co. Ltd.	28,824	733,823
Relo Group, Inc.	9,137	103,438
Sumitomo Realty & Development Co. Ltd.	19,600	543,952
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		$2,425,441
RESIDENTIAL REITS − 0.1%
AvalonBay Communities, Inc.	21	3,731
Equity Residential	152	9,472
UDR, Inc.	1,167	43,354
UNITE Group PLC (The)	10,039	77,751
TOTAL RESIDENTIAL REITS		$134,308
RETAIL REITS − 0.3%
Simon Property Group, Inc.	3,369	644,523
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT − 6.4%
Advanced Micro Devices, Inc.*	497	117,655
ams-OSRAM AG*	2,858	29,761
Analog Devices, Inc.	2,247	698,547
ASM Pacific Technology Ltd.	6,210	82,592
ASML Holding NV	871	1,255,034
Broadcom, Inc.	4,918	1,629,333
Disco Corp.	466	199,306
Miraial Co. Ltd.	1,080	8,919
NVIDIA Corp.	29,795	5,694,718
NXP Semiconductors NV	4,743	1,072,582
 January 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS
Wilmington Global Alpha Equities Fund (continued)
Description	Number of Shares	Value
Optorun Co. Ltd.	9,170	$120,995
QUALCOMM, Inc.	1,749	265,131
Rohm Co. Ltd.	9,443	164,380
Taiwan Semiconductor Manufacturing Co. Ltd.	25,552	1,441,208
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,486	821,772
Texas Instruments, Inc.	2,355	507,620
Tokyo Electron Ltd.	3,774	1,007,392
Tokyo Seimitsu Co. Ltd.	727	65,532
Ulvac, Inc.	2,864	153,600
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		$15,336,077
SOFTWARE − 3.6%
AppLovin Corp., Class A*	365	172,685
Autodesk, Inc.*	839	212,158
Cadence Design Systems, Inc.*	735	217,825
Constellation Software, Inc.	470	867,397
Dassault Systemes SE	3,052	84,003
Intuit, Inc.	646	322,302
Lumine Group, Inc.*	899	14,809
Microsoft Corp.	12,473	5,367,007
Nemetschek SE	429	37,605
PTC, Inc.*	3,380	527,719
Roper Technologies, Inc.	413	153,318
Sage Group PLC (The)	6,035	79,062
Sansan, Inc.*	3,453	33,356
SAP SE	825	166,793
Synopsys, Inc.*	689	320,464
Topicus.com, Inc.*	401	29,744
Trend Micro, Inc.*	766	29,945
Tyler Technologies, Inc.*	159	58,735
TOTAL SOFTWARE		$8,694,927
SPECIALIZED REITS − 0.4%
Lamar Advertising Co., Class A	6,420	823,750
Public Storage	629	173,724
TOTAL SPECIALIZED REITS		$997,474
SPECIALTY RETAIL − 1.5%
ABC-Mart, Inc.	6,795	108,735
and ST HD Co. Ltd.	6,496	116,732
Home Depot, Inc. (The)	833	312,033
Industria de Diseno Textil SA	13,713	894,009
Kingfisher PLC	26,833	123,920
Lojas Renner SA	38,751	110,375
Lowe's Cos., Inc.	4,754	1,269,603
O'Reilly Automotive, Inc.*	4,372	430,248
Raizen SA, Preference Shares*	159,700	31,256
Ultrapar Participacoes SA	23,349	112,425
Xebio Holdings Co. Ltd.	3,528	24,552
Zhongsheng Group Holdings Ltd.	83,485	124,499
ZOZO, Inc.	7,312	60,288
TOTAL SPECIALTY RETAIL		$3,718,675
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS − 2.3%
Apple, Inc.	20,156	5,230,079
Canon, Inc.	423	12,805
Dell Technologies, Inc., Class C	701	80,222
Description	Number of Shares	Value
FUJIFILM Holdings Corp.	2,944	$58,724
HP, Inc.	2,990	58,126
Quadient SA	1,937	36,599
TOTAL TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS		$5,476,555
TEXTILES, APPAREL & LUXURY GOODS − 0.4%
Burberry Group PLC*	5,875	88,349
Deckers Outdoor Corp.*	418	49,884
Hermes International SCA	58	139,494
LVMH Moet Hennessy Louis Vuitton SE	164	106,316
Swatch Group AG - BR (The)	609	144,165
Tapestry, Inc.	2,218	281,487
Yue Yuen Industrial Holdings Ltd.	38,447	85,535
TOTAL TEXTILES, APPAREL & LUXURY GOODS		$895,230
TOBACCO − 1.4%
British American Tobacco PLC	27,344	1,637,331
Japan Tobacco, Inc.	6,503	234,513
Philip Morris International, Inc.	8,015	1,438,212
TOTAL TOBACCO		$3,310,056
TRADING COMPANIES & DISTRIBUTORS − 1.7%
AerCap Holdings NV	4,589	659,256
Brenntag SE	1,042	63,486
Bunzl PLC	1,236	34,638
Fastenal Co.	9,038	391,888
Ferguson Enterprises, Inc.	2,477	625,344
ITOCHU Corp.	69,050	879,410
Marubeni Corp.	7,646	252,709
MonotaRO Co. Ltd.	1,058	14,298
Sumitomo Corp.	6,162	248,813
Toyota Tsusho Corp.	2,601	94,218
Travis Perkins PLC	10,541	90,221
WESCO International, Inc.	1,856	537,182
WW Grainger, Inc.	165	178,190
TOTAL TRADING COMPANIES & DISTRIBUTORS		$4,069,653
WATER UTILITIES − 0.2%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	22,549	604,742
WIRELESS TELECOMMUNICATION SERVICES − 0.9%
America Movil SAB de CV, Series B	153,333	158,545
Empresa Nacional de Telecomunicaciones SA	6,513	34,956
KDDI Corp.	62,090	1,045,733
MTN Group Ltd.	16,464	184,405
SK Telecom Co. Ltd.	4,080	205,502
SoftBank Corp.	141,315	190,843
T-Mobile US, Inc.	1,121	221,072
VEON Ltd., ADR*	783	42,783
TOTAL WIRELESS TELECOMMUNICATION SERVICES		$2,083,839
TOTAL COMMON STOCKS (Cost $ 150,904,662)		$226,679,307
EXCHANGE-TRADED FUNDS − 0.2%
EQUITY FUNDS − 0.2%
iShares Core MSCI EAFE ETF	3,161	297,292
Vanguard Russell 1000 Value ETF	2,847	274,679
January 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)
Description	Number of Shares	Value
TOTAL EXCHANGE-TRADED FUNDS (Cost $ 529,013)		$571,971
PREFERRED STOCKS − 0.2%
CONSUMER DISCRETIONARY − 0.1%
Bayerische Motoren Werke AG 4.78%	406	$42,061
Volkswagen AG 6.20%	1,727	210,135
TOTAL CONSUMER DISCRETIONARY		$252,196
CONSUMER STAPLES − 0.1%
Henkel AG & Co. KGaA 2.47%	1,519	133,529
FINANCIALS − 0.0%**
Banco do Estado do Rio Grande do Sul SA 8.57%	20,900	71,364
MATERIALS − 0.0%**
Fuchs SE 3.16%	1,160	50,270
TOTAL PREFERRED STOCKS (Cost $ 406,163)		$507,359
Description	Number of Shares	Value
WARRANTS − 0.0%**
Constellation Software, Inc., Expire 03/31/40*,(1)	905	$—
TOTAL WARRANTS (Cost $ —)		$—
MONEY MARKET FUND − 2.7%
Dreyfus Government Cash Management Fund, Institutional Shares 3.58%^	6,609,105	6,609,105
TOTAL MONEY MARKET FUND (Cost $ 6,609,105)		$6,609,105
TOTAL INVESTMENTS – 97.1% (COST $ 158,448,943)		$234,367,742
OTHER ASSETS LESS LIABILITIES – 2.9%		6,935,938
TOTAL NET ASSETS – 100.0%		$241,303,680
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of January 31, 2026 in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities
Common Stocks
Aerospace & Defense	$4,101,127	$—	$—	$4,101,127
Air Freight & Logistics	2,748,245	—	—	2,748,245
Automobile Components	1,941,948	—	—	1,941,948
Automobiles	3,502,043	—	—	3,502,043
Banks	21,703,736	—	— (a)	21,703,736
Beverages	2,226,391	—	—	2,226,391
Biotechnology	3,290,436	—	—	3,290,436
Broadline Retail	5,737,109	—	—	5,737,109
Building Products	1,832,600	—	—	1,832,600
Capital Markets	8,294,428	—	—	8,294,428
Chemicals	5,378,399	—	—	5,378,399
Commercial Services & Supplies	2,920,193	—	—	2,920,193
Communications Equipment	1,812,560	—	—	1,812,560
Construction & Engineering	823,961	—	—	823,961
Construction Materials	1,374,865	—	—	1,374,865
Consumer Finance	745,463	—	—	745,463
Consumer Staples Distribution & Retail	2,689,785	—	—	2,689,785
Containers & Packaging	691,220	—	—	691,220
Distributors	189,784	—	—	189,784
Diversified REITs	195,977	—	—	195,977
Diversified Telecommunication Services	2,745,137	—	—	2,745,137
Electric Utilities	956,050	—	—	956,050
Electrical Equipment	2,065,658	—	—	2,065,658
Electronic Equipment, Instruments & Components	5,226,697	—	—	5,226,697
Entertainment	630,203	—	—	630,203
Financial Services	3,342,771	—	—	3,342,771
Food Products	2,347,647	—	—	2,347,647
 January 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS
Wilmington Global Alpha Equities Fund (continued)
	Level 1	Level 2	Level 3	Total
Gas Utilities	$1,738,693	$—	$—	$1,738,693
Ground Transportation	1,838,953	—	—	1,838,953
Health Care Equipment & Supplies	1,817,806	—	—	1,817,806
Health Care Providers & Services	4,500,166	—	—	4,500,166
Health Care REITs	782,819	—	—	782,819
Health Care Technology	87,439	—	—	87,439
Hotels, Restaurants & Leisure	3,685,312	—	—	3,685,312
Household Durables	1,918,490	—	—	1,918,490
Household Products	2,685,181	—	—	2,685,181
Industrial Conglomerates	1,447,222	—	—	1,447,222
Industrial REITs	155,215	—	—	155,215
Insurance	13,528,435	—	—	13,528,435
Interactive Media & Services	10,963,520	—	—	10,963,520
IT Services	2,313,967	—	—	2,313,967
Leisure Products	535,550	—	—	535,550
Life Sciences Tools & Services	1,071,010	—	—	1,071,010
Machinery	8,126,739	—	—	8,126,739
Marine Transportation	82,987	—	—	82,987
Media	1,309,064	—	—	1,309,064
Metals & Mining	2,162,175	—	—	2,162,175
Multi-Utilities	3,502,389	—	—	3,502,389
Office REITs	226,807	—	—	226,807
Oil, Gas & Consumable Fuels	7,257,681	—	—	7,257,681
Paper & Forest Products	194,063	—	—	194,063
Passenger Airlines	215,098	—	—	215,098
Personal Care Products	1,871,327	—	—	1,871,327
Pharmaceuticals	11,331,756	—	—	11,331,756
Professional Services	3,423,510	—	—	3,423,510
Real Estate Management & Development	2,425,441	—	—	2,425,441
Residential REITs	134,308	—	—	134,308
Retail REITs	644,523	—	—	644,523
Semiconductors & Semiconductor Equipment	15,336,077	—	—	15,336,077
Software	8,694,927	—	—	8,694,927
Specialized REITs	997,474	—	—	997,474
Specialty Retail	3,718,675	—	—	3,718,675
Technology Hardware, Storage & Peripherals	5,476,555	—	—	5,476,555
Textiles, Apparel & Luxury Goods	895,230	—	—	895,230
Tobacco	3,310,056	—	—	3,310,056
Trading Companies & Distributors	4,069,653	—	—	4,069,653
Water Utilities	604,742	—	—	604,742
Wireless Telecommunication Services	2,083,839	—	—	2,083,839
Exchange-Traded Funds	571,971	—	—	571,971
Preferred Stocks	507,359	—	—	507,359
Warrants	—	—	— (a)	—
Money Market Fund	6,609,105	—	—	6,609,105
Total Investments in Securities	$234,367,742	$—	$—	$234,367,742
Other Financial Instruments!
Forward Foreign Currency Contracts	$—	$51,380	$—	$51,380
Financial Futures Contracts	70,641	—	—	70,641
Total Assets - Other Financial Instruments	$70,641	$51,380	$—	$122,021
Liabilities
Other Financial Instruments!
Forward Foreign Currency Contracts	$—	$(546,265)	$—	$(546,265)
January 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)
	Level 1	Level 2	Level 3	Total
Financial Futures Contracts	$(3,640,122)	$—	$—	$(3,640,122)
Total Liabilities - Other Financial Instruments	$(3,640,122)	$(546,265)	$—	$(4,186,387)

(a)	Includes internally fair valued securities currently priced at zero ($0).
!
Other financial instruments are derivative instruments, such as forward foreign currency contracts and financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Represents less than 0.05%.
^	7-Day net yield.
(1)
The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierarchy table located at the end of the
Portfolio of Investments.

The following acronyms are used throughout this Portfolio of Investments:
ADR	American Depositary Receipt
CAD	Canadian Dollar
CHF	Swiss Franc
EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
EUR	Euro
FTSE	Financial Times Stock Exchange
GBP	British Pound Sterling
HKD	Hong Kong Dollar
HSCE	Hang Seng China Enterprises
JPY	Japanese Yen
LLC	Limited Liability Corporation
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipt
OYJ	Public Limited Company
PCL	Public Company Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust
S&P	Standards & Poor's
SCA	Limited Partnership With Share Capital
SpA	Societa per Azioni
SPI	Share Price Index
STOXX	Stock Index of the Eurozone
TOPIX	Tokyo Stock Price Index
TSX	Toronto Stock Exchange
At January 31, 2026, the sector classifications of the Fund’s investments were as follows:

% of Net Assets
United States	45.6%
Japan	13.5%
United Kingdom	5.7%
France	4.1%
China	3.5%
Netherlands	2.5%
Canada	2.2%
Germany	2.1%
Hong Kong	1.8%
 January 31, 2026 (unaudited)

PORTFOLIO OF INVESTMENTS
Wilmington Global Alpha Equities Fund (concluded)
% of Net Assets
Italy	1.6%
Switzerland	1.2%
Sweden	1.0%
Taiwan	1.0%
Other Countries	8.6%
Other	5.6%
100.0%
At January 31, 2026, the Global Alpha Equities Fund had the following outstanding forward foreign currency contracts, which contractually obligates the Fund to deliver or receive currencies at specified future dates:

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation	Unrealized (Depreciation)
CONTRACTS SOLD
3/18/2026	UBS Securities LLC	390,000 CHF	$493,293	$507,152	$—	$(13,859)
3/18/2026	Wells Fargo Securities LLC	140,600,000 JPY	919,293	912,138	7,155	—
3/18/2026	Standard Chartered PLC	3,092,600,000 JPY	19,987,545	20,063,149	—	(75,604)
3/18/2026	HSBC Securities, Inc.	56,390,000 HKD	7,265,183	7,229,978	35,205	—
3/18/2026	UBS Securities LLC	8,770,000 GBP	11,711,054	11,999,661	—	(288,607)
3/18/2026	Deutsche Bank AG	10,555,000 EUR	12,408,579	12,540,269	—	(131,690)
3/18/2026	UBS Securities LLC	1,110,000 EUR	1,327,798	1,318,778	9,020	—
3/18/2026	Deutsche Bank AG	5,030,000 CAD	3,664,844	3,701,349	—	(36,505)
UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD FOREIGN CURRENCY CONTRACTS					$51,380	$(546,265)
At January 31, 2026, the Global Alpha Equities Fund had open financial futures contracts as follows:

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Notional Amount	Notional Value	Unrealized Appreciation	Unrealized (Depreciation)
LONG POSITIONS:
EXCHANGE-TRADED:
SPI 200 Index	March 2026	22	$3,310,629	$3,380,675	$70,046	$—
SHORT POSITIONS:
EXCHANGE-TRADED:
E-mini Russell 2000 Index	March 2026	49	6,305,058	6,430,270	—	(125,212)
E-mini S&P 500 Index	March 2026	75	25,834,810	26,121,563	—	(286,753)
E-Mini S&P Mid 400 Index	March 2026	8	2,701,442	2,758,000	—	(56,558)
Euro STOXX 50 Index	March 2026	171	11,682,004	12,062,371	—	(380,367)
FTSE 100 Index	March 2026	83	11,110,664	11,572,526	—	(461,862)
HSCE Index	February 2026	87	5,111,494	5,206,903	—	(95,409)
MSCI EAFE Index	March 2026	175	25,373,010	26,572,000	—	(1,198,990)
S&P TSX 60 Index	March 2026	13	3,538,229	3,537,634	595	—
TOPIX Index	March 2026	83	18,148,991	19,183,962	—	(1,034,971)
UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS					$70,641	$(3,640,122)
For additional information about significant accounting policies, refer to the Fund’s most recent semi-annual or annual financial statements.

January 31, 2026 (unaudited)